Equity - Restricted net assets (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Equity
Statutory reserves	$ 1,670,367	$ 1,670,367
Restricted net assets	$ (19,082,218)	$ 17,978,793